Loan Receivables - Schedule of Loan Receivables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Loan Receivables [Abstract]
Loan receivables		$ 11,941,378
Allowance for uncollectible loan receivables
Loan receivables, net		11,941,378
Loan receivables — current		11,941,378
Loan receivables — non—current